FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt securities:
Government securities	£ 13,098	£ 18,971
Bank and building society certificates of deposit		118
Asset-backed securities:
Mortgage-backed securities	121	120
Other asset-backed securities	60	131
Corporate and other debt securities	11,051	5,151
	24,330	24,491
Treasury and other bills	535	303
Equity shares	227	21
Total financial assets at fair value through other comprehensive income	£ 25,092	£ 24,815